INSURANCE LIABILITIES AND ANNUITY BENEFITS - Weighted-Average Durations and Interest Rates (Details)	Dec. 31, 2022	Dec. 31, 2021
Long-term care
Liability for Future Policy Benefit, by Product Segment [Line Items]
Duration (years)	13 years	15 years 6 months
Interest Accretion Rate	5.50%	5.30%
Current Discount Rate	5.60%	3.10%
Structured settlement annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Duration (years)	10 years 8 months 12 days	13 years 2 months 12 days
Interest Accretion Rate	5.40%	5.50%
Current Discount Rate	5.50%	3.10%
Life
Liability for Future Policy Benefit, by Product Segment [Line Items]
Duration (years)	5 years	6 years 3 months 18 days
Interest Accretion Rate	4.90%	4.80%
Current Discount Rate	5.40%	2.60%